Note 10 - Retirement Plans - Plan Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Money market funds	$ 233,112	$ 212,844	$ 207,829
Defined Benefit Plan, Equity Securities [Member]
Target Allocation	99.00%
Percentage of Plan Assets	99.00%	99.00%
Money market funds	$ 231,725	$ 212,249
Defined Benefit Plan, Equity Securities [Member] | Materials [Member]
Money market funds	5,331	10,685
Defined Benefit Plan, Equity Securities [Member] | Industrials [Member]
Money market funds	16,080	21,738
Defined Benefit Plan, Equity Securities [Member] | Telecommunication Services [Member]
Money market funds	24,370	18,120
Defined Benefit Plan, Equity Securities [Member] | Consumer Staples [Member]
Money market funds	43,486	32,543
Defined Benefit Plan, Equity Securities [Member] | Energy [Member]
Money market funds	38,230	20,017
Defined Benefit Plan, Equity Securities [Member] | Financial Services Sector [Member]
Money market funds	34,521	37,634
Defined Benefit Plan, Equity Securities [Member] | Healthcare Sector [Member]
Money market funds	4,247	20,702
Defined Benefit Plan, Equity Securities [Member] | Information Technology [Member]
Money market funds	28,750	19,945
Defined Benefit Plan, Equity Securities [Member] | Utilities [Member]
Money market funds	36,710	30,865
Defined Benefit Plan, Cash and Cash Equivalents [Member]
Money market funds	1,387	595
Defined Benefit Plan, Cash and Cash Equivalents [Member] | Money Market Funds [Member]
Money market funds	$ 1,387	$ 595
Defined Benefit Plan, Debt Security [Member]
Target Allocation
Percentage of Plan Assets
Defined Benefit Plan, Real Estate [Member]
Target Allocation
Percentage of Plan Assets
Defined Benefit Plan, Cash [Member]
Target Allocation	1.00%
Percentage of Plan Assets	1.00%	1.00%